Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

04000946

1-11459

NYSE

January 23, 2004

RECD S.E.C.
JAN 2 3 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 27 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PPL Corporation, Premium Equity Participating Security Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 23, 2004. Tentative listing date – January 26, 2004.

Sincerely,

Jarvd Madho